Legal Contingencies

General

The Fund has been regularly involved in claims, suits, government investigations, and proceedings arising from the ordinary course of the Fund’s business, including actions with respect to intellectual property claims, privacy, consumer protection, information security, data protection or law enforcement matters, commercial claims, stockholder derivative actions, purported class action lawsuits, and other matters. Except as otherwise specifically described in this Note 4, during the year ended December 31, 2024 the Fund has not: (i) recorded any accrual for loss contingencies associated with the legal proceedings described in such Note 4; (ii) determined that an unfavorable outcome is probable; or (iii) determined that the amount or range of any possible loss is reasonably estimable.

As of the date of this filing, all litigation previously pending against the Fund has been resolved and the Agreed Security Amount held for the benefit of the IRS pursuant to the Joint Motion is the only amount required to be retained by the Fund as security. It is possible, however, that additional litigation could arise in the future, including litigation brought by the Fund.

The ultimate outcome of legal proceedings involves judgments, estimates and inherent uncertainties, and cannot be predicted with certainty. The Fund will continue to evaluate information as it becomes known and will record an accrual for estimated losses at the time or times it is determined that a loss is both probable and reasonably estimable. In the event of a determination adverse to the Fund, its subsidiary, directors, or officers in these matters, the Fund may incur substantial monetary liability, which could have a material adverse effect on the Fund’s financial position. The Fund may also incur substantial legal fees, which are expensed as incurred, in defending against these claims.

From time to time the Fund may enter into confidential discussions regarding the potential settlement of pending proceedings, claims or litigation. There are a variety of factors that influence the Fund’s decisions to settle and the amount (if any) the Fund may choose to pay, including the strength of its case, developments in the litigation, the behavior of other interested parties. In light of the numerous factors that go into a settlement decision, it is difficult to predict whether any particular settlement is possible, the appropriate terms of a settlement or the opportune time to settle a matter. The settlement of any pending litigation or other proceedings could require the Fund to make substantial settlement payments and result in the Fund incurring substantial costs.

Security Incidents Contingencies

On September 22, 2016, the Fund disclosed that a copy of certain user account information for approximately 500 million user accounts was stolen from the Fund’s network in late 2014 (the “2014 Security Incident”). On December 14, 2016, the Fund disclosed that, based on its outside forensic expert’s analysis of data files provided to the Fund in November 2016 by law enforcement, the Fund believes an unauthorized third party stole data associated with more than one billion user accounts in August 2013 (the “2013 Security Incident”). Verizon subsequently disclosed that the 2013 Security Incident involved over three billion user accounts. In November and December 2016, the Fund disclosed that based on an investigation by its outside forensic experts, it believes an unauthorized third party accessed the Fund’s proprietary code to learn how to forge certain cookies. The outside forensic experts have identified approximately 32 million user accounts for which they believe forged cookies were used or taken in 2015 and 2016 (the “Cookie Forging Activity”). The 2013 Security Incident, the 2014 Security Incident, and the Cookie Forging Activity are collectively referred to herein as the “Security Incidents.” The total cumulative amount accrued and paid related to the Security Incidents was $154 million.

Numerous putative consumer class action lawsuits were filed against the Fund in U.S. federal and state courts, and in foreign courts, relating to the Security Incidents, including the following: (1) In Re: Yahoo! Inc. Customer Data Security Breach Litigation, U.S. District Court for the Northern District of California Case No. 5:16-md-02752-LHK (“Federal consumer class action”); (2) Yahoo! Inc. Private Information Disclosure Cases, Superior Court of California, County of Orange Case No. JCCP 4895 (“California consumer class action”); (3) Demers v. Yahoo! Inc., et al., Province of Quebec, District of Montreal Superior Court Case Nos. 500-06-000841-177 and 500-06-000842-175; (4) Gill v. Yahoo! Canada Co., et al., Supreme Court of British Columbia, Vancouver Registry Case No. S-168873; (5) Karasik v. Yahoo! Inc., et al., Ontario Superior Court of Justice Case No. CV-16-566248-00CP (“Karasik”); (6) Larocque v. Yahoo! Inc., et al., Court of Queen’s Bench for Saskatchewan Case No. QBG 1242 of 2017; (“Larocque action”) (7) Lahav v. Yahoo! Inc., Tel Aviv-Jaffa District Court Case No. 61020-09-16 (“Lahav”); and (8) Reinzilber v. Yahoo! Inc., Tel Aviv-Jaffa District Court Case No. 7406-08-17 (“Reinzilber”). Plaintiffs, who purported to represent various classes of users, generally claimed to have been harmed by the Fund’s alleged actions and/or omissions in connection with the Security Incidents and asserted a variety of common law and statutory claims seeking monetary damages or other related relief. In October 2018, the Fund announced that it had reached an agreement with plaintiffs’ counsel to resolve all pending claims in the federal and California consumer class actions. On December 3, 2018, the Tel Aviv-Jaffa District Court granted plaintiffs’ counsel petition to dismiss the Lahav and Reinzilber actions, in view of the proposed settlement of the federal consumer class action. On January 28, 2019, the Court in the federal consumer class action denied the plaintiff’s motion for preliminary approval of the proposed settlement. On April 8, 2019, the parties filed a revised settlement agreement and renewed motion for preliminary approval. On July 20, 2019, the Court granted preliminary approval. On July 22, 2020, the Court granted final approval and entered judgment. Several class members have filed appeals or intervened in the appeal to object to the settlement. On June 27, 2022, the appellate court issued an opinion affirming the federal consumer class action settlement. On July 19, 2022, the appellate court issued a mandate to close the case.

The Fund reached an agreement with plaintiffs in the Karasik action to settle all claims in the Canadian consumer class action cases. On February 9, 2021, the Ontario Superior Court of Justice approved the settlement. The settlement was subject to a condition that the Larocque action be permanently stayed as a class action or dismissed. Defendants filed a motion before the King’s Bench for Saskatchewan to permanently stay the Larocque action. On May 25, 2022, the King’s Bench for Saskatchewan granted the motion to permanently stay the Larocque action. The plaintiff in the Larocque action appealed that decision. On May 25, 2023, the Court of Appeal for Saskatchewan issued a decision dismissing the plaintiff’s appeal regarding the grant of the permanent stay. On June 23, 2023, the plaintiff in the Larocque action filed an Application for Leave to Appeal in the Supreme Court of Canada asking the court to grant the plaintiff permission to appeal the appellate decision upholding the permanent stay. On December 14, 2023, the Supreme Court of Canada denied this application. The Laroque action has been permanently stayed.

Additional lawsuits and claims related to the Security Incidents may be asserted by or on behalf of users, partners, or others seeking damages or other related relief.

On June 13, 2017, Yahoo! Inc. (“Yahoo”) completed the sale of its operating business to Verizon (the “Sale Transaction”). Following the consummation of the Sale Transaction, pursuant to the transaction agreement with Verizon, the Fund continues to be responsible for 50 percent of certain post-closing cash liabilities under any consumer class action cases related to the Security Incidents.